Loans (Primary Segments of the Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	$ 923	$ 967	$ 1,200
Collectively Evaluated for Impairment	923	919
Individually Evaluated for Impairment		48
Real Estate: [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	736	801	738
Collectively Evaluated for Impairment	736	753
Individually Evaluated for Impairment		48
One-to-four-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	225	625	583
Collectively Evaluated for Impairment	225	584
Individually Evaluated for Impairment		41
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	48	35	29
Collectively Evaluated for Impairment	48	35
Non-residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	374	67	92
Collectively Evaluated for Impairment	374	67
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	7	3	3
Collectively Evaluated for Impairment	7	3
Home equity and second mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	82	71	31
Collectively Evaluated for Impairment	82	64
Individually Evaluated for Impairment		7
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	187	164	459
Collectively Evaluated for Impairment	187	164
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance		2	3
Collectively Evaluated for Impairment		$ 2